Document and Entity Information	9 Months Ended
Sep. 30, 2016
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Sep. 30, 2016
Trading Symbol	SND
Entity Registrant Name	SMART SAND, INC.
Entity Central Index Key	0001529628
Entity Filer Category	Non-accelerated Filer